Document And Entity Information	3 Months Ended
Mar. 31, 2024
Document Information Line Items
Entity Registrant Name	FALCON’S BEYOND GLOBAL, INC.
Document Type	POS AM
Amendment Flag	true
Amendment Description	Falcon’s Beyond Global, Inc., a Delaware corporation, filed a Registration Statement on Form S-1 (Registration No. 333-275243) on November 1, 2023, which was subsequently amended on November 30, 2023 and declared effective by the U.S Securities and Exchange Commission on December 12, 2023 (as amended and supplemented, the “registration statement”). This Post-Effective Amendment No. 1 to Form S-1 (the “Post-Effective Amendment”) is being filed in order to include the registrant’s annual report on Form 10-K, filed with the Securities and Exchange Commission on April 29, 2024, and the registrant’s quarterly report on Form 10-Q for the quarter ended March 31, 2024, filed with the Securities and Exchange Commission on May 16, 2024, to update certain disclosures in the registration statement and to update the information regarding the selling securityholders named in the prospectus and the number of shares of Class A common stock being offered by the selling securityholders to remove shares previously included in the registration statement that were sold by the selling securityholders and earnout shares which were forfeited upon the failure of certain earnout conditions.The information included in this filing amends the registration statement and the prospectus contained therein (and all amendments thereto). No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the registration statement.
Entity Central Index Key	0001937987
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE